GOF SA5 05/24

FRANKLIN TEMPLETON ETF TRUST

FRANKLIN ETF TRUST

SUPPLEMENT DATED MAY 28, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Notwithstanding anything to the contrary in the Statement of Additional Information (SAI) for each of the Funds listed on Schedule A hereto, effective May 28, 2024, in accordance with applicable regulations, the “regular way” settlement date for ETF creation and redemption orders is generally the first business day following the trade date (i.e., “T+1”) except as otherwise agreed by the parties. Accordingly, effective May 28, 2024, all references to “T+2” regular way settlement throughout each Fund’s SAI are hereby revised as the context may require to state: “T+1 (except as otherwise agreed by a Fund and an Authorized Participant)”.

SCHEDULE A

Fund	Date of SAI
FRANKLIN TEMPLETON ETF TRUST Franklin International Core Dividend Tilt Index ETF	August 1, 2023
Franklin Emerging Market Core Dividend Tilt Index ETF	August 1, 2023
Franklin U.S. Core Dividend Tilt Index ETF	August 1, 2023
Franklin U.S. Large Cap Multifactor Index ETF	August 1, 2023
Franklin U.S. Mid Cap Multifactor Index ETF	August 1, 2023
Franklin U.S. Small Cap Multifactor Index ETF	August 1, 2023
Franklin U.S. Equity Index ETF	August 1, 2023
Franklin Disruptive Commerce ETF	August 1, 2023
Franklin Genomic Advancements ETF	August 1, 2023
Franklin Intelligent Machines ETF	August 1, 2023
Franklin Exponential Data ETF	August 1, 2023
Franklin U.S. Low Volatility ETF	August 1, 2023
Franklin Investment Grade Corporate ETF	August 1, 2023
Franklin Dynamic Municipal Bond ETF	August 1, 2023
Franklin Municipal Green Bond ETF	August 1, 2023
Franklin High Yield Corporate ETF	August 1, 2023
Franklin International Aggregate Bond ETF	August 1, 2023

Franklin Senior Loan ETF	August 1, 2023
Franklin U.S. Core Bond ETF	August 1, 2023
Franklin U.S. Treasury Bond ETF	August 1, 2023
Franklin Ultra Short Bond ETF	August 1, 2023
Franklin Systematic Style Premia ETF	August 1, 2023
Franklin FTSE Asia ex Japan ETF	August 1, 2023
Franklin FTSE Australia ETF	August 1, 2023
Franklin FTSE Brazil ETF	August 1, 2023
Franklin FTSE Canada ETF	August 1, 2023
Franklin FTSE China ETF	August 1, 2023
Franklin FTSE Europe ETF	August 1, 2023
Franklin FTSE Eurozone ETF	August 1, 2023
Franklin FTSE Germany ETF	August 1, 2023
Franklin FTSE Hong Kong ETF	August 1, 2023
Franklin FTSE India ETF	August 1, 2023
Franklin FTSE Japan ETF	August 1, 2023
Franklin FTSE Japan Hedged ETF	August 1, 2023
Franklin FTSE Latin America ETF	August 1, 2023
Franklin FTSE Mexico ETF	August 1, 2023
Franklin FTSE Saudi Arabia ETF	August 1, 2023
Franklin FTSE South Korea ETF	August 1, 2023
Franklin FTSE Switzerland ETF	August 1, 2023
Franklin FTSE Taiwan ETF	August 1, 2023
Franklin FTSE United Kingdom ETF	August 1, 2023
BrandywineGLOBAL – Dynamic U.S. Large Cap Value ETF	August 1, 2023
Martin Currie Sustainable International Equity ETF	August 1, 2023
ClearBridge Sustainable Infrastructure ETF	August 1, 2023
BrandywineGLOBAL –U.S. Fixed Income ETF	July 25, 2023
Franklin Focused Growth ETF	February 1, 2024
Franklin Income Focus ETF	June 6, 2023
Western Asset Bond ETF	September 19, 2023
FRANKLIN ETF TRUST Franklin Short Duration U.S. Government ETF	August 1,2023

Please retain this supplement for future reference.